Concentration of major customers and suppliers	6 Months Ended
Mar. 31, 2024
Concentration of major customers and suppliers
Concentration of major customers and suppliers

Note 9 — Concentration of major customers and suppliers

For the six months ended March 31, 2024, two major customers accounted for approximately 55.9% and 12.0% of the Company’s total sales. For the six months ended March 31, 2023, two major customers accounted for approximately 27.7% and 21.7% of the Company’s total sales. Any decrease in sales to these major customers may negatively impact the Company’s operations and cash flows if the Company fails to increase its sales to other customers.

As of March 31, 2024, one major customer accounted for approximately 99.3% of the Company’s accounts receivable balance. As of September 30, 2023, two major customers accounted for approximately 87% and 12% of the Company’s accounts receivable balance, respectively.

For the six months ended March 31, 2024, four major suppliers accounted for approximately 22.8%, 18.3%, 14.1%, and 11.0% of the total purchases. For the six months ended March 31, 2023, four major suppliers accounted for approximately 16.7%, 15.7%, 12.8%, and 12.2% of the total purchases.

As of March 31, 2024, four major suppliers accounted for approximately 45.6%, 17.8%, 16.5%, and 10.2% of the Company’s advances to suppliers balance. As of September 30, 2023, three major suppliers accounted for approximately 46%, 18%, and 13% of the Company’s advances to suppliers balance.